Net Amortization Of VOBA (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule Of Estimated Future Amortization Expense [Line Items]
2016	$ 2,025
2017	1,120
2018	919
2019	392
2020	$ 0